Financial Risk Management (Details 6) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	$ 586,569		$ 683,553
Total liabilities as per the statement of financial position	2,209,457		2,685,007
Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,126,658		1,486,445
Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,082,799		1,198,562
Liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	0		0
Liabilities at fair value through profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	0		0
Liabilities at fair value through profit and loss | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	0		0
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	2,209,457		2,685,007
Liabilities at amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,126,658		1,486,445	[1]
Liabilities at amortized cost | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,082,799		1,198,562	[1]
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	118,316		126,078
Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	136,698		293,578
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	86,690	[2]	42,296
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	244,865		221,601
Assets at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	41,379		16,214
Assets at fair value through profit and loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	0		0
Assets at fair value through profit and loss | Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	0		0
Assets at fair value through profit and loss | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	41,379	[2]	16,214	[3]
Assets at fair value through profit and loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	0		0
Assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	545,190		667,339
Assets at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	118,316		126,078	[1]
Assets at amortized cost | Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	136,698		293,578	[1]
Assets at amortized cost | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	45,311	[2]	26,082	[1]
Assets at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	$ 244,865		$ 221,601	[1]

[1]	AC = financial instruments measured at amortized cost
[2]	Other financial assets measured at fair value are Level 1 hierarchy.
[3]	FVPL = financial instruments measured at fair value through profit or loss